Operating Lease (Details) - Operating Lease [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease Cost:
Amortization of right-of-use assets	$ 41,935
Interest on lease liabilities	7,891
Total long term operating lease cost	49,826
Short term operating lease cost	$ 52,632